CARIBOO CONSIDERATION PAYABLE TO PRIOR OWNERS OF CARIBOO - Disclosure of carrying amount of Cariboo consideration payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Balance, Beginning	$ 145,868	$ 70,381
Consideration payable arising on acquisition		71,116
Consideration paid	(16,645)	(19,549)
Fair value adjustment on contingent performance payments	13,143
Accretion on minimum consideration payable	13,237	23,920
Balance, Ending	155,603	145,868
Sojitz [Member]
Disclosure of detailed information about business combination [line items]
Balance, Beginning	72,209	70,381
Consideration payable arising on acquisition		0
Consideration paid	(16,645)	(14,549)
Fair value adjustment on contingent performance payments	13,143
Accretion on minimum consideration payable	1,945	16,377
Balance, Ending	70,652	72,209
Dowa and Furukawa [Member]
Disclosure of detailed information about business combination [line items]
Balance, Beginning	73,659	0
Consideration payable arising on acquisition		71,116
Consideration paid	0	(5,000)
Fair value adjustment on contingent performance payments	0
Accretion on minimum consideration payable	11,292	7,543
Balance, Ending	$ 84,951	$ 73,659